Operating Segment and Revenue Information - Revenue from Contracts with Customers (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of products and services [line items]
Revenue from contracts with customers	¥ 3,291,188	¥ 2,097,224	¥ 1,770,531
Sales of pharmaceutical products
Disclosure of products and services [line items]
Revenue from contracts with customers	3,204,152	2,026,273	1,693,838
Royalty and service income
Disclosure of products and services [line items]
Revenue from contracts with customers	¥ 87,036	¥ 70,951	¥ 76,693